UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 02/28/2019

Date of reporting period: 02/28/2019

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual Report to Shareholders of the Stringer Funds, series of the 360 Funds (the “registrant”), for the fiscal year ended February 28, 2019 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1), is filed herewith.

Stringer Growth Fund

  Class A Shares (Ticker Symbol: SRGAX)

  Class C Shares (Ticker Symbol: SRGCX)

  Institutional Class Shares (Ticker Symbol: SRGIX)

  Stringer Moderate Growth Fund

Class A Shares (Ticker Symbol: SRQAX)

  Class C Shares (Ticker Symbol: SRQCX)

  Institutional Class Shares (Ticker Symbol: SRQIX)

  A series of the

  360 Funds

ANNUAL REPORT

February 28, 2019

Investment Adviser

Stringer Asset Management, LLC

5050 Poplar Avenue, Suite 1103

Memphis, TN 38157

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Stringer Funds’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from a Stringer Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive all future reports in paper free of charge. You can inform a Stringer Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an e-mail request. Your election to receive reports in paper will apply to all funds held with the Stringer Funds complex/your financial intermediary.

Dear Shareholders:

As we suggested in last year’s fiscal year-end letter, this past fiscal year saw the return of market volatility. Still, with U.S. economic fundamentals still relatively solid, we remain optimistic about potential equity market returns.

During the fiscal year ended February 28, 2019, the Stringer Growth Fund (the “Growth Fund”) had a return of (1.69)%(a) versus (0.84)% for the MCSI AC World Net Total Return Index(b). During the fiscal year ended February 28, 2019, the Stringer Moderate Growth Fund (the “Moderate Growth Fund”) had a return of (0.81)%(a) versus 0.56% for the 65%/35% blend of the MCSI AC World Net Total Return Index and the Barclays U.S. Aggregate Bond Index (the “Blended Index”)(c).

On a broad asset allocation basis, the Funds have benefited from an overweight relative to the benchmarks to domestic equities, which outperformed during the period. Core equity positions, such as U.S. value and momentum, were key positive contributors. Conversely, the largest detractors were our core international equity positions. Specific to the Moderate Growth Fund, our allocation to U.S. core fixed income benefited the portfolio. Tactically, we benefited from REITs and low volatility global equities while other tactical equity themes detracted in a difficult market.

Consistent with last year’s update, our base-case scenario is constructive and built on solid U.S. economic fundamentals. Though the equity markets have recovered significantly since December’s lows, we think there is still more upside to this market. However, we recognize that there are significant risks to the global economy and the markets. We estimated that about half of last year’s equity market declines were associated with what we view as non-fundamental risks to the U.S. economy, such as trade wars and other geopolitical threats.

Some of our favored investment themes include U.S. software development companies, the health care and consumer discretionary sectors, and global low volatility equities.

Thank you for your continued trust and support. Please let us know if there is anything we can do to help you.

Respectfully,

Gary Stringer, CFA

President of Stringer Asset Management, LLC

April 3, 2019

Stringer Asset Management, LLC | 5050 Poplar Avenue, Suite 1103 | Memphis, TN 38157 | 901-800-2956 | info@stringeram.com

(a)       The performance information shown is for the Funds’ Institutional Class shares. Please see the Total Return Table on the following pages for performance information on the Funds’ Class A and Class C shares. The performance information quoted assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235. Investors should consider the investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about the Funds can be found in each Funds’ prospectus. Please read it carefully before investing.

(b)       MCSI AC World Net Total Return Index is a free-float weighted equity index that includes both emerging and developed world markets. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

(c)       The Blended Index is a 65%/35% blend of the MCSI AC World Net Total Return Index and the Barclays U.S. Aggregate Bond Index, a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

Stringer Asset Management, LLC | 5050 Poplar Avenue, Suite 1103 | Memphis, TN 38157 | 901-800-2956 | info@stringeram.com

Stringer Funds	ANNUAL REPORT

INVESTMENT HIGHLIGHTS

February 28, 2019 (Unaudited)

Stringer Growth Fund

The investment objective of the Stringer Growth Fund (the “Fund”) is long-term growth of capital. To meet its investment objective, the Fund will invest primarily in unaffiliated exchange-traded funds (“ETFs”). The underlying ETFs will invest in various securities including, but not limited to, domestic equity securities (including large, mid and small-cap stocks), stocks offered in international markets, including emerging markets, domestic fixed income securities, foreign debt securities, and cash or cash equivalents. The Fund may also invest in alternative sector ETFs, such as commodity and real estate ETFs, as well as exchange-traded notes (“ETNs”). ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices. The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio. The Fund may also invest directly in domestic equity securities (including large, small and mid-cap stocks), stocks offered in international markets, including emerging markets, and unaffiliated open-end investment companies. At times, the Fund may also invest directly in fixed-income securities. These fixed-income securities, either held directly or through ETFs, may be domestic or foreign, corporate or sovereign, and of any quality or duration. Notwithstanding the foregoing, under normal market conditions, the Fund will generally allocate 100% of its investments to equity securities.

The percentages in the above graph are based on the portfolio holdings of the Fund as of February 28, 2019 and are subject to change.

Stringer Funds	ANNUAL REPORT

Stringer Growth Fund

INVESTMENT HIGHLIGHTS

February 28, 2019 (Unaudited)

(1) The minimum initial investment for the Institutional Class shares is $1,000,000.

Returns as of February 28, 2019	One Year ended February 28, 2019	Five Years ended February 28, 2019	Since Inception from March 27, 2013 through February 28, 2019
Stringer Growth Fund Class A without sales charge	(1.97)%	4.22%	5.99%
Stringer Growth Fund Class A with sales charge	(7.36)%	3.04%	4.98%
Stringer Growth Fund Class C without CDSC	(2.68)%	3.43%	5.20%
Stringer Growth Fund Class C with CDSC	(2.68)%	3.43%	5.20%
Stringer Growth Fund Institutional Class	(1.69)%	4.48%	6.26%
MCSI AC World Net Total Return Index	(0.84)%	6.28%	8.02%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235.

The above graph depicts the performance of the Stringer Growth Fund versus the MCSI AC World Net Total Return Index. The MCSI AC World Net Total Return Index is a free-float weighted equity index that includes both emerging and developed world markets. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the MCSI AC World Net Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Stringer Growth Fund, which will generally not invest in all the securities comprising this index.

Stringer Funds	ANNUAL REPORT

INVESTMENT HIGHLIGHTS

February 28, 2019 (Unaudited)

Stringer Moderate Growth Fund

The investment objective of the Stringer Moderate Growth Fund (the “Fund”) is capital appreciation while also maintaining principal stability. To meet its investment objective, the Fund will invest primarily in unaffiliated exchange-traded funds (“ETFs”). The underlying ETFs will invest in various securities including, but not limited to, domestic equity securities (including large, mid and small-cap stocks), stocks offered in international markets, including emerging markets, domestic fixed income securities, foreign debt securities, and cash or cash equivalents. The Fund may also invest in alternative sector ETFs, such as commodity and real estate ETFs, as well as exchange-traded notes (“ETNs”). ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices. The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio. The Fund may also invest directly in domestic equity securities (including large, small and mid-cap stocks), stocks offered in international markets, including emerging markets, and unaffiliated open-end investment companies. At times, the Fund may also invest directly in fixed-income securities. These fixed-income securities, either held directly or through ETFs, may be domestic or foreign, corporate or sovereign, and of any quality or duration. Notwithstanding the foregoing, under normal market conditions, the Fund will generally allocate 100% of its investments to equity securities.

The percentages in the above graph are based on the portfolio holdings of the Fund as of February 28, 2019 and are subject to change.

Stringer Funds	ANNUAL REPORT

Stringer Moderate Growth Fund

INVESTMENT HIGHLIGHTS

February 28, 2019 (Unaudited)

(1) The minimum initial investment for the Institutional Class shares is $1,000,000.

Returns as of February 28, 2019	One Year ended February 28, 2019	Since Inception from March 31, 2015 through February 28, 2019
Stringer Moderate Growth Fund Class A without sales charge	(1.14)%	2.27%
Stringer Moderate Growth Fund Class A with sales charge	(6.57)%	0.80%
Stringer Moderate Growth Fund Class C without CDSC	(1.87)%	1.51%
Stringer Moderate Growth Fund Class C with CDSC	(1.87)%	1.51%
Stringer Moderate Growth Fund Institutional Class	(0.81)%	2.55%
MCSI AC World Net Total Return /Barclays U.S. Aggregate Bond 65/35 Index Blend	0.56%	4.86%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235.

The above graph depicts the performance of the Stringer Moderate Growth Fund versus the MCSI AC World Net Total Return/Barclays U.S. Aggregate Bond 65/35 Index Blend. The MCSI AC World Net Total Return/Barclays U.S. Aggregate Bond 65/35 Index Blend is a 65%/35% blend of the MCSI AC World Net Total Return Index and the Barclays U.S. Aggregate Bond Index. The MCSI AC World Net Total Return Index is a free-float weighted equity index that includes both emerging and developed world markets. The Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the MCSI AC World Net Total Return /Barclays U.S. Aggregate Bond 65/35 Index Blend, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Stringer Moderate Growth Fund, which will generally not invest in all the securities comprising the index.

STRINGER FUNDS	ANNUAL REPORT
Stringer Growth Fund
SCHEDULE OF INVESTMENTS
February 28, 2019

	Shares	Value

EXCHANGE-TRADED FUNDS - 98.67%

ALTERNATIVE FUNDS - 3.90%
JPMorgan Managed Futures Strategy ETF	51,456	$1,208,187

DEBT FUNDS - 4.91%
iShares Floating Rate Bond ETF	29,838	1,517,561

EQUITY FUNDS - 89.86%
Consumer Discretionary Select Sector SPDR ETF	11,203	1,234,683
Goldman Sachs ActiveBeta International Equity ETF	155,640	4,342,356
iShares Edge MSCI International Momentum Factor ETF	55,750	1,563,787
iShares Edge MSCI Min Vol Global ETF	18,244	1,598,357
iShares Edge MSCI Min Vol USA ETF	28,513	1,638,927
iShares Edge MSCI USA Momentum Factor ETF	34,362	3,790,816
iShares Expanded Tech-Software Sector ETF	8,527	1,766,112
iShares U.S. Medical Devices ETF	6,897	1,560,101
Oppenheimer Russell 1000 Dynamic Multifactor ETF	50,632	1,422,881
SPDR MSCI Emerging Markets StrategicFactors ETF	20,545	1,206,297
SPDR Portfolio Mid Cap ETF	41,874	1,420,366
Vanguard Value ETF	29,093	3,135,062
WisdomTree CBOE S&P 500 PutWrite Strategy Fund	57,863	1,538,577
WisdomTree International Equity Fund	31,206	1,579,024
		27,797,346

TOTAL EXCHANGE-TRADED FUNDS (Cost $28,697,985)		30,523,094

SHORT TERM INVESTMENTS - 1.43%
Federated Government Obligations Fund - Institutional Shares, 2.28% (a) (Cost $442,321)	442,321	442,321

TOTAL INVESTMENTS (Cost $29,140,306) - 100.10%		$30,965,415
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.10)%		(31,301)
NET ASSETS - 100%		$30,934,114

Percentages are stated as a percent of net assets.

(a) Rate shown represents the 7-day yield at February 28, 2019, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS	ANNUAL REPORT
Stringer Moderate Growth Fund
SCHEDULE OF INVESTMENTS
February 28, 2019

	Shares	Value

EXCHANGE-TRADED FUNDS - 98.70%

ALTERNATIVE FUNDS - 3.99%
JPMorgan Managed Futures Strategy ETF	7,778	$182,627

DEBT FUNDS - 23.73%
iShares Core U.S. Aggregate Bond ETF	8,430	902,600
iShares Floating Rate Bond ETF	3,616	183,910
		1,086,510

EQUITY FUNDS - 70.98%
Consumer Discretionary Select Sector SPDR ETF	1,686	185,814
Goldman Sachs ActiveBeta International Equity ETF	10,071	280,981
iShares Edge MSCI International Momentum Factor ETF	8,406	235,788
iShares Edge MSCI Min Vol Global ETF	2,147	188,099
iShares Edge MSCI Min Vol USA ETF	3,315	190,546
iShares Edge MSCI USA Momentum Factor ETF	3,212	354,348
iShares Expanded Tech-Software Sector ETF	960	198,835
iShares U.S. Medical Devices ETF	1,245	281,619
SPDR MSCI Emerging Markets StrategicFactors ETF	3,139	184,306
SPDR MSCI USA StrategicFactors ETF	2,638	214,660
SPDR Portfolio Mid Cap ETF	5,632	191,038
Vanguard Value ETF	3,047	328,345
WisdomTree CBOE S&P 500 PutWrite Strategy Fund	8,647	229,924
WisdomTree International Equity Fund	3,688	186,613
		3,250,916

TOTAL EXCHANGE-TRADED FUNDS (Cost $4,367,884)		4,520,053

SHORT TERM INVESTMENTS - 1.28%
Federated Government Obligations Fund - Institutional Shares, 2.28% (a) (Cost $58,787)	58,787	58,787

TOTAL INVESTMENTS (Cost $4,426,671) - 99.98%		$4,578,840
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.02%		913
NET ASSETS - 100%		$4,579,753

Percentages are stated as a percent of net assets.

(a) Rate shown represents the 7-day yield at February 28, 2019, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

February 28, 2019	ANNUAL REPORT

	Stringer Growth Fund	Stringer Moderate Growth Fund
Assets:
Investments, at cost	$29,140,306	$4,426,671
Investments, at value	$30,965,415	$4,578,840
Due from Adviser	—	18,911
Receivables:
Interest	742	219
Prepaid expenses	15,530	4,077
Total assets	30,981,687	4,602,047

Liabilities:
Payables:
Fund shares redeemed	6,768	—
Due to Adviser	7,205	—
Accrued distribution (12b-1) fees	10,675	786
Due to administrator	6,546	4,983
Accrued expenses	16,379	16,525
Total liabilities	47,573	22,294
Net Assets	$30,934,114	$4,579,753

Sources of Net Assets:
Paid-in beneficial interest	$29,552,439	$4,588,200
Total distributable earnings	1,381,675	(8,447)
Total Net Assets (Unlimited $0 par value shares of beneficial interest authorized)	$30,934,114	$4,579,753

Class A Shares:
Net assets	$4,354,748	$1,134,266
Shares Outstanding (Unlimited $0 par value shares of beneficial interest authorized)	385,990	114,801
Net Asset Value Per Share	$11.28	$9.88

Maximum Offering Price Per Share (a)	$11.94	$10.46

Minimum Redemption Price Per Share (b)	$11.17	$9.78

Class C Shares:
Net assets	$11,094,093	$409,979
Shares Outstanding (Unlimited $0 par value shares of beneficial interest authorized)	991,388	41,627
Net Asset Value and Offering Price Per Share	$11.19	$9.85

Minimum Redemption Price Per Share (c)	$11.08	$9.75

Institutional Class Shares:
Net assets	$15,485,273	$3,035,508
Shares Outstanding (Unlimited $0 par value shares of beneficial interest authorized)	1,372,100	307,063
Net Asset Value, Offering and Redemption Price Per Share	$11.29	$9.89

(a) A maximum sales charge of 5.50% is imposed on Class A shares.

(b) Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed within one year from the date of purchase.

(c) A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain Class C redemption transactions made within one year from the date of purchase.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
STATEMENTS OF OPERATIONS
ANNUAL REPORT

	Stringer Growth Fund	Stringer Moderate Growth Fund

	For the	For the
	Year Ended	Year Ended
	February 28, 2019	February 28, 2019

Investment income:
Dividends	$784,594	$176,841
Interest	12,841	4,655
Total investment income	797,435	181,496

Expenses:
Management fees (Note 5)	350,100	57,110
Distribution (12b-1) fees - Class A (Note 5)	17,730	3,111
Distribution (12b-1) fees - Class C (Note 5)	129,486	4,043
Accounting and transfer agent fees and expenses (Note 5)	94,272	72,053
Registration and filing fees	16,473	4,634
Trustee fees and expenses	16,325	16,325
Audit fees	13,000	13,000
Custodian fees	11,737	11,661
Miscellaneous	14,313	10,179
Legal fees	9,939	9,560
Pricing fees	2,153	2,315
Insurance	2,869	1,109
Reports to shareholders	1,745	2,061
Total expenses	680,142	207,161

Less: fees waived and expenses absorbed (Note 5)	(146,343)	(125,177)
Net expenses	533,799	81,984

Net investment income	263,636	99,512

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments (a)	395,582	(84,174)
Net realized gain (loss) on investments	395,582	(84,174)

Net change in unrealized appreciation on:
Investments	(1,884,979)	(248,548)
Net change in unrealized appreciation	(1,884,979)	(248,548)

Net loss on investments	(1,489,397)	(332,722)

Net decrease in net assets resulting from operations	$(1,225,761)	$(233,210)

(a) Includes capital gains distributions from underlying investments of $52,494 and $10,386 for the Stringer Growth Fund and Stringer Moderate Growth Fund, respectively.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

ANNUAL REPORT

	Stringer
	Growth Fund

	For the	For the
	Year Ended	Year Ended
	February 28, 2019	February 28, 2018

Increase (decrease) in net assets from:
Operations:
Net investment income	$263,636	$298,238
Net realized gain on investments	395,582	5,160,011
Net change in unrealized appreciation on investments	(1,884,979)	(227,110)
Net increase (decrease) in net assets resulting from operations	(1,225,761)	5,231,139

Distributions to shareholders from:
Total distributable earnings - Class A	(422,950)	(789,693	)(a)
Total distributable earnings - Class C	(917,729)	(945,429	)(a)
Total distributable earnings - Institutional Class	(1,533,662)	(1,146,653	)(a)
Total distributions	(2,874,341)	(2,881,775)

Beneficial interest transactions (Note 3):
Decrease in net assets from beneficial interest transactions	(6,359,791)	(5,409,815)

Decrease in net assets	(10,459,893)	(3,060,451)

Net Assets:
Beginning of year	41,394,007	44,454,458

End of year	$30,934,114	$41,394,007	(b)

(a)  Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions were $95,811, $17,207 and $175,719 from net investment income for Class A, Class C and Institutional Class, respectively; and, $693,882, $928,222 and $970,934 from net realized capital gains for Class A, Class C and Institutional Class, respectively, and have been consolidated to conform with S-X Disclosure Simplification.

(b)  Includes $(90,902) of accumulated net investment loss for the year ended February 28, 2018. The SEC eliminated the requirement to disclose undistributed (accumulated) net investment income (loss) in 2018.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

ANNUAL REPORT

	Stringer
	Moderate Growth Fund

	For the	For the
	Year Ended	Year Ended
	February 28, 2019	February 28, 2018

Increase (decrease) in net assets from:
Operations:
Net investment income	$99,512	$83,257
Net realized gain (loss) on investments	(84,174)	548,244
Net change in unrealized appreciation (depreciation) on investments	(248,548)	5,513
Net increase (decrease) in net assets resulting from operations	(233,210)	637,014

Distributions to shareholders from:
Total distributable earnings - Class A	(63,962)	(15,828	)(a)
Total distributable earnings - Class C	(22,208)	(915	)(a)
Total distributable earnings - Institutional Class	(242,064)	(82,274	)(a)
Total distributions	(328,234)	(99,017)

Beneficial interest transactions (Note 3):
Decrease in net assets from beneficial interest transactions	(2,135,813)	(232,598)

Increase (decrease) in net assets	(2,697,257)	305,399

Net Assets:
Beginning of year	7,277,010	6,971,611

End of year	$4,579,753	$7,277,010	(b)

(a)  Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions were $12,842 and $69,675 from net investment income for Class A and Institutional Class, respectively; and, $2,986, $915 and $12,599 from net realized capital gains for Class A, Class C and Institutional Class, respectively, and have been consolidated to conform with S-X Disclosure Simplification. See Note 6 in the Notes to the Financial Statements.

(b)  Includes $(6,674) of accumulated net investment loss for the year ended February 28, 2018. The SEC eliminated the requirement to disclose undistributed (accumulated) net investment income (loss) in 2018.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS

ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return ratios to average net assets and other supplemental data for the years indicated.

	Stringer
	Growth Fund

	Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28, 2019	February 28, 2018	February 28, 2017	February 29, 2016	February 28, 2015

Net Asset Value, Beginning of Year	$12.65	$12.01	$10.45	$12.03	$11.42

Investment Operations:
Net investment income	0.12	0.11	0.11	0.07	0.08
Net realized and unrealized gain (loss) on investments	(0.47)	1.46	1.56	(1.27)	0.65
Total from investment operations	(0.35)	1.57	1.67	(1.20)	0.73

Distributions:
From net investment income	(0.09)	(0.11)	(0.11)	(0.07)	(0.08)
From net realized capital gains	(0.93)	(0.82)	—	(0.31)	(0.04)
Total distributions	(1.02)	(0.93)	(0.11)	(0.38)	(0.12)

Net Asset Value, End of Year	$11.28	$12.65	$12.01	$10.45	$12.03

Total Return (a)	(1.97)%	13.09%	15.98%	(10.16)%	6.42%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$4,355	$10,083	$13,524	$18,368	$16,633

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (b)	1.70%	1.63%	1.57%	1.56%	1.68%
After fees waived and expenses absorbed/recouped (b)	1.30%	1.37%	1.57%	1.65%	1.65%

Ratio of net investment income:
Before fees waived and expenses absorbed/recouped (b) (c)	0.39%	0.60%	0.99%	0.67%	0.72%
After fees waived and expenses absorbed/recouped (b) (c)	0.79%	0.86%	1.00%	0.58%	0.75%

Portfolio turnover rate	68%	126%	79%	144%	80%

(a) Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Had the Adviser not waived fees/reimbursed expenses, total returns would have been lower.

(b) These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.

(c) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS

ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return ratios to average net assets and other supplemental data for the years indicated.

	Stringer Growth Fund

	Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28, 2019	February 28, 2018	February 28, 2017	February 29, 2016	February 28, 2015

Net Asset Value, Beginning of Year	$12.55	$11.92	$10.36	$11.94	$11.37

Investment Operations:
Net investment income (loss)	— (a)	0.01	0.01	(0.01)	— (a)
Net realized and unrealized gain (loss) on investments	(0.43)	1.46	1.55	(1.26)	0.63
Total from investment operations	(0.43)	1.47	1.56	(1.27)	0.63

Distributions:
From net investment income	—	(0.02)	— (b)	—	(0.02)
From net realized capital gains	(0.93)	(0.82)	—	(0.31)	(0.04)
Total distributions	(0.93)	(0.84)	—	(0.31)	(0.06)

Net Asset Value, End of Year	$11.19	$12.55	$11.92	$10.36	$11.94

Total Return (c)	(2.68)%	12.27%	15.08%	(10.80)%	5.54%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$11,094	$14,648	$15,582	$20,373	$16,157

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (d)	2.45%	2.38%	2.32%	2.31%	2.43%
After fees waived and expenses absorbed/recouped (d)	2.05%	2.12%	2.32%	2.40%	2.40%

Ratio of net investment income (loss):
Before fees waived and expenses absorbed/recouped (d) (e)	(0.33)%	(0.15)%	0.24%	(0.08)%	(0.03)%
After fees waived and expenses absorbed/recouped (d) (e)	0.07%	0.11%	0.25%	(0.17)%	0.00%

Portfolio turnover rate	68%	126%	79%	144%	80%

(a) Net investment income per share was less than $0.01 per share for the years ended February 28, 2019 and February 28, 2015.

(b) Net investment income distribution was less than $0.01 per share for the year ended February 28, 2017.

(c) Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Had the Adviser not waived fees/reimbursed expenses, total returns would have been lower.

(d) These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.

(e) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS

ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return ratios to average net assets and other supplemental data for the years indicated.

	Stringer Growth Fund

	Institutional Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28, 2019	February 28, 2018	February 28, 2017	February 29, 2016	February 28, 2015

Net Asset Value, Beginning of Year	$12.68	$12.04	$10.48	$12.05	$11.44

Investment Operations:
Net investment income	0.14	0.15	0.14	0.09	0.08
Net realized and unrealized gain (loss) on investments	(0.46)	1.46	1.56	(1.26)	0.67
Total from investment operations	(0.32)	1.61	1.70	(1.17)	0.75

Distributions:
From net investment income	(0.14)	(0.15)	(0.14)	(0.09)	(0.10)
From net realized capital gains	(0.93)	(0.82)	—	(0.31)	(0.04)
Total distributions	(1.07)	(0.97)	(0.14)	(0.40)	(0.14)

Net Asset Value, End of Year	$11.29	$12.68	$12.04	$10.48	$12.05

Total Return (a)	(1.69)%	13.35%	16.25%	(9.88)%	6.63%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$15,485	$16,664	$15,348	$14,167	$17,034

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (b)	1.45%	1.38%	1.32%	1.31%	1.43%
After fees waived and expenses absorbed/recouped (b)	1.05%	1.12%	1.32%	1.40%	1.40%

Ratio of net investment income:
Before fees waived and expenses absorbed/recouped (b) (c)	0.79%	0.85%	1.24%	0.92%	0.97%
After fees waived and expenses absorbed/recouped (b) (c)	1.19%	1.11%	1.25%	0.83%	1.00%

Portfolio turnover rate	68%	126%	79%	144%	80%

(a) Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Had the Adviser not waived fees/reimbursed expenses, total returns would have been lower.

(b) These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.

(c) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS

ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return ratios to average net assets and other supplemental data for the years/period indicated.

	Stringer Moderate Growth Fund

	Class A
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	February 28, 2019	February 28, 2018	February 28, 2017	February 29, 2016 (a)

Net Asset Value, Beginning of Year/Period	$10.69	$9.90	$9.07	$10.00

Investment Operations:
Net investment income	0.15	0.11	0.09	0.10
Net realized and unrealized gain (loss) on investments	(0.32)	0.81	0.84	(0.93)
Total from investment operations	(0.17)	0.92	0.93	(0.83)

Distributions:
From net investment income	(0.18)	(0.11)	(0.10)	(0.10)
From net realized capital gains	(0.46)	(0.02)	—	—
Total distributions	(0.64)	(0.13)	(0.10)	(0.10)

Net Asset Value, End of Year/Period	$9.88	$10.69	$9.90	$9.07

Total Return (b)	(1.14)%	9.29%	10.29%	(8.38	)%(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$1,134	$1,283	$1,757	$607

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (e)	3.05%	2.87%	2.84%	3.06	%(d)
After fees waived and expenses absorbed (e)	1.30%	1.36%	1.50%	1.50	%(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (e) (f)	(0.60)%	(0.47)%	(0.26)%	(0.38	)%(d)
After fees waived and expenses absorbed (e) (f)	1.15%	1.04%	1.08%	1.18	%(d)

Portfolio turnover rate	98%	118%	84%	118	%(c)

(a) The Stringer Moderate Growth Fund commenced operations on March 31, 2015.

(b) Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Had the Adviser not waived fees/reimbursed expenses, total returns would have been lower.

(c) Not annualized.

(d) Annualized.

(e) These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.

(f) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS

ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return ratios to average net assets and other supplemental data for the years/period indicated.

	Stringer Moderate Growth Fund

	Class C
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	February 28, 2019	February 28, 2018	February 28, 2017	February 29, 2016 (a)

Net Asset Value, Beginning of Year/Period	$10.66	$9.85	$9.02	$10.00

Investment Operations:
Net investment income (loss)	0.06	(0.01)	(0.04)	0.02
Net realized and unrealized gain (loss) on investments	(0.30)	0.84	0.90	(0.92)
Total from investment operations	(0.24)	0.83	0.86	(0.90)

Distributions:
From net investment income	(0.11)	—	(0.03)	(0.08)
From net realized capital gains	(0.46)	(0.02)	—	—
Total distributions	(0.57)	(0.02)	(0.03)	(0.08)

Net Asset Value, End of Year/Period	$9.85	$10.66	$9.85	$9.02

Total Return (b)	(1.87)%	8.47%	9.51%	(9.02	)%(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$410	$413	$617	$582

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (e)	3.80%	3.62%	3.59%	3.81	%(d)
After fees waived and expenses absorbed (e)	2.05%	2.11%	2.25%	2.25	%(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (e) (f)	(1.26)%	(1.22)%	(1.01)%	(1.13	)%(d)
After fees waived and expenses absorbed (e) (f)	0.49%	0.29%	0.33%	0.43	%(d)

Portfolio turnover rate	98%	118%	84%	118	%(c)

(a) The Stringer Moderate Growth Fund commenced operations on March 31, 2015.

(b) Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Had the Adviser not waived fees/reimbursed expenses, total returns would have been lower.

(c) Not annualized.

(d) Annualized.

(e) These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.

(f) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS

ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return ratios to average net assets and other supplemental data for the years/period indicated.

	Stringer Moderate Growth Fund

	Institutional Class
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	February 28, 2019	February 28, 2018	February 28, 2017	February 29, 2016 (a)

Net Asset Value, Beginning of Year/Period	$10.70	$9.91	$9.07	$10.00

Investment Operations:
Net investment income	0.23	0.13	0.12	0.11
Net realized and unrealized gain (loss) on investments	(0.37)	0.82	0.84	(0.93)
Total from investment operations	(0.14)	0.95	0.96	(0.82)

Distributions:
From net investment income	(0.21)	(0.14)	(0.12)	(0.11)
From net realized capital gains	(0.46)	(0.02)	—	—
Total distributions	(0.67)	(0.16)	(0.12)	(0.11)

Net Asset Value, End of Year/Period	$9.89	$10.70	$9.91	$9.07

Total Return (b)	(0.81)%	9.59%	10.61%	(8.23	)%(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$3,036	$5,580	$4,598	$3,886

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (e)	2.80%	2.62%	2.59%	2.81	%(d)
After fees waived and expenses absorbed (e)	1.05%	1.11%	1.25%	1.25	%(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (e) (f)	(0.24)%	(0.22)%	(0.01)%	(0.13	)%(d)
After fees waived and expenses absorbed (e) (f)	1.51%	1.29%	1.33%	1.43	%(d)

Portfolio turnover rate	98%	118%	84%	118	%(c)

(a) The Stringer Moderate Growth Fund commenced operations on March 31, 2015.

(b) Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Had the Adviser not waived fees/reimbursed expenses, total returns would have been lower.

(c) Not annualized.

(d) Annualized.

(e) These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.

(f) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Stringer Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2019

1.            ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Stringer Funds (the “Funds”) are series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds are diversified funds. The Stringer Growth Fund’s (the “Growth Fund”) investment objective is long-term growth of capital. The Stringer Moderate Growth Fund’s (the “Moderate Growth Fund”) investment objective is capital appreciation while also maintaining principal stability. The Funds’ investment adviser is Stringer Asset Management, LLC (the “Adviser”). The Funds offer three classes of shares, Class A, Class C and Institutional Class shares. Each class of shares for the Growth Fund commenced operations on March 27, 2013. Each class of shares for the Moderate Growth Fund commenced operations on March 31, 2015. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)            Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 2.

b)            Exchange-Traded Funds – The Funds may invest in Exchange-Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as the Funds, pay their proportionate share of these expenses. Your cost of investing in the Funds will generally be higher than the cost of investing directly in ETFs. By investing in the Funds, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Funds invest in addition to the Funds’ direct fees and expenses.

c)            Federal Income Taxes – The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the year ended February 28, 2019, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to unrecognized tax liability as income tax expense in the Statements of Operations. During the year ended February 28, 2019, the Funds did not incur any interest or penalties. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware State. As required by accounting principles generally accepted in the United States of America (“GAAP”), ASC 740, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years ended 2016, 2017, 2018 and 2019) and has concluded that no provision for income tax is required in these financial statements.

d)            Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in beneficial interest. There were no reclassifications necessary for the year ended February 28, 2019.

e)            Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)            Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Stringer Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2019

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

g)            Contingent Deferred Sales Charges – For initial purchases of Class A shares of a Fund of $1 million or more, a broker-dealer’s commission (equal to 1.00% of such purchases over $1 million) may be paid by the Adviser to participating unaffiliated broker-dealers through whom such purchases are effected. A contingent deferred sales charge (“CDSC”) may be imposed upon certain redemptions of Class A shares purchased at net asset value in amounts totaling $1 million and are redeemed within one year from the date of purchase. The Adviser may advance a commission to a dealer that sells such Class A shares and any CDSC will be reimbursed to the Adviser and will be equal to 0.50% of the lesser of (1) the net asset value at the time of purchase of the Class A shares being redeemed; or (2) the net asset value of such shares at the time of redemption. There were no CDSC Fees from Class A redemptions reimbursed to the Adviser during the year ended February 28, 2019.

For initial purchases of Class C shares of a Fund, a broker-dealer’s commission (equal to 1.00% of such purchases) may be paid by the Adviser to participating unaffiliated broker-dealers through whom such purchases are effected. A CDSC of 1.00% may be imposed on certain redemptions of Class C shares that are redeemed within one year from the date of purchase. The Adviser may advance a commission to a dealer that sells Class C shares and any CDSC will be reimbursed to the Adviser and will be equal to 1.00% of the lesser of (1) the net asset value at the time of purchase of the Class C shares being redeemed; or (2) the net asset value of such shares at the time of redemption. During the year ended February 28, 2019, CDSC Fees paid from Class C redemptions of $1,166 and $0 were reimbursed to the Adviser by the Growth Fund and Moderate Growth Fund, respectively.

2.	SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Stringer Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2019

2.	SECURITIES VALUATIONS (continued)

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of February 28, 2019.

Growth Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (2)	$30,523,094	$—	$—	$30,523,094
Short Term Investments	442,321	—	—	442,321
Total Assets	$30,965,415	$—	$—	$30,965,415

Moderate Growth Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (2)	$4,520,053	$—	$—	$4,520,053
Short Term Investments	58,787	—	—	58,787
Total Assets	$4,578,840	$—	$—	$4,578,840

(1)       As of and during the year ended February 28, 2019, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All ETFs held in the Funds are Level 1 securities. For a detailed break-out of ETFs by investment type, please refer to the Schedules of Investments.

During the year ended February 28, 2019, no securities were valued using alternative procedures approved by the Board of Trustees.

Stringer Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2019

3.	BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of beneficial interest for the Growth Fund for the year ended February 28, 2019 were as follows:

	Sold	Redeemed	Reinvested	Net Increase (Decrease)
Class A
Shares	55,872	(504,676)	37,727	(411,077)
Value	$703,755	$(6,185,780)	$387,837	$(5,094,188)
Class C
Shares	44,294	(303,879)	84,037	(175,548)
Value	$529,776	$(3,659,093)	$858,014	$(2,271,303)
Institutional Class
Shares	503,760	(576,743)	130,851	57,868
Value	$6,093,358	$(6,432,802)	$1,345,144	$1,005,700

Transactions in shares of beneficial interest for the Moderate Growth Fund for the year ended February 28, 2019 were as follows:

	Sold	Redeemed	Reinvested	Net Increase (Decrease)
Class A
Shares	18,276	(30,496)	6,924	(5,296)
Value	$183,504	$(318,497)	$63,492	$(71,501)
Class C
Shares	5,315	(4,914)	2,427	2,828
Value	$56,986	$(52,391)	$22,208	$26,803
Institutional Class
Shares	173,013	(409,101)	21,576	(214,512)
Value	$1,835,290	$(4,124,258)	$197,853	$(2,091,115)

Transactions in shares of beneficial interest for the Growth Fund for the fiscal year ended February 28, 2018 were as follows:

	Sold	Redeemed	Reinvested	Net Increase (Decrease)
Class A
Shares	60,685	(449,040)	59,182	(329,173)
Value	$756,029	$(5,613,041)	$750,427	$(4,106,585)
Class C
Shares	109,980	(320,499)	70,578	(139,941)
Value	$1,383,989	$(4,004,411)	$889,283	$(1,731,139)
Institutional Class
Shares	298,409	(336,496)	77,050	38,963
Value	$3,811,798	$(4,363,189)	$979,300	$427,909

Stringer Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2019

3.	BENEFICIAL INTEREST TRANSACTIONS (continued)

Transactions in shares of beneficial interest for the Moderate Growth Fund for the fiscal year ended February 28, 2018 were as follows:

	Sold	Redeemed	Reinvested	Net Increase (Decrease)
Class A
Shares	33,370	(92,110)	1,335	(57,405)
Value	$353,813	$(956,198)	$14,364	$(588,021)
Class C
Shares	17,949	(41,891)	85	(23,857)
Value	$184,450	$(432,153)	$915	$(246,788)
Institutional Class
Shares	104,718	(53,783)	6,660	57,595
Value	$1,095,648	$(565,163)	$71,726	$602,211

4.	INVESTMENT TRANSACTIONS

For the year ended February 28, 2019, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
Growth Fund	$24,548,180	$33,326,609
Moderate Growth Fund	6,701,193	8,827,162

There were no government securities purchased or sold during the year.

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds. As compensation for the investment advisory services provided to the Funds, the Adviser will receive a monthly management fee equal to an annual rate of 0.95% of the Growth Fund’s net assets and an annual rate of 0.80% of the Moderate Growth Fund’s net assets

The Adviser and the Funds have entered into an Expense Limitation Agreement (“Expense Agreement”) under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limited annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with GAAP, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, interest and dividend expense on securities sold short, and amounts, if any, pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended) to not more than 1.05% of the average daily net assets for Class A shares, Class C shares, and Institutional Class shares of the Growth Fund and the Moderate Growth Fund through at least June 30, 2019. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval. Please see the table below for information regarding the management fees earned, fee waivers and recoupments, and expenses reimbursed during the year ended February 28, 2019, as well as amounts due to (from) the Adviser at February 28, 2019.

	Growth Fund	Moderate Growth Fund
Management fees earned	$350,100	$57,110
Fees waived and expenses reimbursed	146,343	125,177
Fees recouped	—	—
Payable to (Due from) Adviser	7,205	(18,911)

Stringer Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2019

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

If, at any time, the annualized expenses of the Funds are less than the annualized expense limitation ratios, the Funds would reimburse the Adviser for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the Adviser waived fees or assumed expenses for the Funds, and (b) can be repaid without causing the expenses of the Funds to exceed the annualized expense limitation ratios. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, are as follows:

	February 29, 2020	February 28, 2021	February 28, 2022	Totals
Growth Fund	$9,539	$112,166	$146,343	$268,048
Moderate Growth Fund	83,931	107,247	125,177	316,355

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Funds including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; and (j) maintaining shareholder account records.

For the year ended February 28, 2019, the Funds accrued servicing fees, including out of pocket expenses, and have amounts payable to M3Sixty as follows.

	Growth Fund	Moderate Growth Fund
Service fees accrued	$94,272	$72,053
Service fees payable	6,546	4,983

Certain officers and a Trustee of the Funds are also employees of M3Sixty.

The Funds have entered into a Distribution Agreement with Matrix 360 Distributors, LLC (“M3SixtyD”). Pursuant to the Distribution Agreement, M3SixtyD provides distribution services to the Funds. M3SixtyD serves as underwriter/distributor of the Funds.

M3SixtyD is an affiliate of M3Sixty.

The Funds have adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares. The Funds may expend up to 1.00% for Class C shares and up to 0.25% for Class A shares of the Funds’ average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Funds and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plans for the Class A and Class C shares of the Funds took effect March 27, 2013 for the Growth Fund and March 31, 2015 for the Moderate Growth Fund. For the year ended February 28, 2019, the Funds accrued 12b-1 expenses attributable to Class A shares and Class C shares as follows.

	Class A	Class C
Growth Fund	$17,730	$129,486
Moderate Growth Fund	3,111	4,043

Stringer Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2019

6.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at February 28, 2019 were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
Growth Fund	$29,140,306	$2,276,086	$(450,977)	$1,825,109
Moderate Growth Fund	4,426,671	219,208	(67,039)	152,169

The tax character of distributions paid by the Funds during the fiscal year ended February 28, 2019 were as follows:

	Long-Term Capital Gains	Ordinary Income
Growth Fund	$1,869,555	$1,004,786
Moderate Growth Fund	132,202	196,032

The tax character of distributions paid during the fiscal year ended February 28, 2018 for the Funds were as follows:

	Long-Term Capital Gains	Ordinary Income
Growth Fund	$1,651,834	$1,229,941
Moderate Growth Fund	16,500	82,517

As of February 28, 2019, the components of distributable earnings presented on an income tax basis were as follows:

	Undistributed/ (Accumulated) Ordinary Income/(Loss)	Undistributed Long-Term Capital Gains/(Capital Loss Carryforwards)	Post-October Capital Losses & Post-December Ordinary Loss	Net Unrealized Appreciation	Total Distributable Earnings
Growth Fund	$—	$—	$(443,434)	$1,825,109	$1,381,675
Moderate Growth Fund	—	—	(160,616)	152,169	(8,447)

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. As of February 28, 2019, the Funds elected to defer net capital losses and net ordinary losses as indicated in the chart below:

	Post-October Losses		Post-December Losses
	Deferred	Utilized	Deferred	Utilized
Growth Fund	$384,181	$—	$59,253	$91,033
Moderate Growth Fund	156,391	—	4,225	6,681

7.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

Stringer Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2019

8.	RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”) which includes amendments intended to improve the effectiveness of disclosures in the notes to financial statements. For example, ASU 2018-13 includes additional disclosures regarding the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and clarifications to the narrative description of measurement uncertainty disclosures. ASU 2018-13 is effective for interim and annual periods beginning after December 15, 2019. Management is currently evaluating the impact that ASU 2018- 13 will have on the Funds’ financial statements and related disclosures.

9.	SUBSEQUENT EVENTS

The Board of Trustees (the “Board”) of the Trust approved a Plan of Liquidation (the “Plan”) for the Moderate Growth Fund that became effective on February 20, 2019. The Adviser recommended that the Board approve the Plan due to the Fund’s low asset levels, the high expense levels of the Fund and the Adviser’s view that it would not be able to attract significant investor interest in the Fund so as to raise asset levels in the foreseeable future. Based on the Adviser’s recommendations and business reasons, the Board has concluded that it is in the best interest of the Fund’s shareholders to liquidate the Fund. The Fund was liquidated at the close of business on March 29, 2019.

In accordance with GAAP, Management has evaluated the impact of all other subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

10.	CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Audit Committee of the Board of Trustees of the Trust (the “Board”) has approved and selected (and the Board has approved) BBD, LLP (“BBD”) to replace Sanville & Company. (“Sanville”) as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ended February 28, 2019. Through the past two fiscal years and through the date of Sanville’s replacement as auditor of the Funds, the Funds had no disagreements with Sanville on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which, if not resolved to the satisfaction of Sanville would have caused Sanville to make reference to the disagreement in a Sanville report, and there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934. With respect to the Funds, Sanville’s audit opinions, including for the years ended February 28, 2018 and February 28, 2017 for the Funds, have not contained either an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the last fiscal year of the Funds, neither the Funds nor anyone on their behalf has consulted BBD on items concerning the application of accounting principles to a specified transaction (either completed or proposed) or the type of audit opinion that might be rendered on the Funds’ financial statements, or concerning the subject of a disagreement of the kind described in Item 304(a)(1)(iv) of Regulation S-K or reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of 360 Funds

and the Shareholders of Stringer Growth Fund

and Stringer Moderate Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Stringer Growth Fund and Stringer Moderate Growth Fund, each a series of shares of beneficial interest in 360 Funds (the “Funds”), including the schedules of investments, as of February 28, 2019, and the related statements of operations, changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of February 28, 2019, and the results of their operations, the changes in their net assets and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. The statement of changes in net assets for the year ended February 28, 2018 and the financial highlights for the each of the years in the four-year period ended February 28, 2018 for the Stringer Growth Fund were audited by other auditors, whose report dated April 26, 2018, expressed an unqualified opinion on such financial statement and financial highlights. The statement of changes in net assets for the year ended February 28, 2018 and the financial highlights for each of the years in the two-year period ended February 28, 2018 and for the period March 31, 2015 (commencement of operations) through February 29, 2016 for the Stringer Moderate Growth Fund were audited by other auditors, whose report dated April 26, 2018, expressed an unqualified opinion on such financial statement and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2019 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the 360 Funds since 2018.

Philadelphia, Pennsylvania

April 26, 2019

Stringer Funds	ANNUAL REPORT

ADDITIONAL INFORMATION

February 28, 2019 (Unaudited)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - For the fiscal year ended February 28, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Percentage
Growth Fund	75.91%
Moderate Growth Fund	88.66%

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2020 to determine the calendar year amounts to be included on their 2019 tax returns. Shareholders should consult their own tax advisors.

SPECIAL MEETINGS OF SHAREHOLDERS (Unaudited)

On September 21, 2018, a Special Meeting of Shareholders of the Trust was held for the purpose of voting on the following proposal:

Proposal 1: To elect six Trustees to the Board of Trustees of the Trust. The Nominees are as follows:

Arthur Q. Falk

Tom M. Wirtshafter

Gary W. DiCenzo

Steven D. Poppen

Randall K. Linscott

Thomas J. Schmidt

The total number of shares of the Trust present in person or by proxy represented approximately 67.37% of the Trust’s shares entitled to vote at the Special Meeting. The shareholders of the Trust voted to approve Proposal 1. The votes cast by the Trust’s shareholders with respect to Proposal 1 were as follows:

Proposal 1	For	Against	Abstain
Arthur Q. Falk	11,600,022	726	180,762
Tom M. Wirtshafter	11,600,022	726	180,762
Gary W. DiCenzo	11,600,022	726	180,762
Steven D. Poppen	11,598,966	—	180,762
Randall K. Linscott	11,600,022	—	180,762
Thomas J. Schmidt	11,600,022	—	180,762

Stringer Funds	ANNUAL REPORT

ADDITIONAL INFORMATION

February 28, 2019

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. This section provides information about the persons who serve as Trustees and Officers to the Trust and Funds, respectively, as well as the entities that provide services to the Funds. The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling (877) 244-6235.

Trustees and Officers. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years. Each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205.

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Arthur Q. Falk YOB : 1937	Trustee	Since 2011	Retired. President, Murray Hill Financial Marketing, (financial marketing consultant) (1990–2012).	Eleven	None
Tom M. Wirtshafter YOB : 1954	Trustee	Since 2011	Senior Vice President, American Portfolios Financial Services, (broker-dealer), American Portfolios Advisors (investment adviser) (2009–Present).	Eleven	None
Gary W. DiCenzo YOB: 1962	Trustee and Independent Chairman	Since 2014 Since 2019	Chief Executive Officer, Cognios Capital (investment management firm) (2015-present); President and CEO, IMC Group, LLC (asset management firm consultant) (2010-2015).	Eleven	None
Steven D. Poppen YOB : 1968	Trustee	Since 2018	Executive Vice President and Chief Financial Officer, Minnesota Vikings (professional sports organization) (1998-present).	Eleven	M3Sixty Funds Trust (3)
Thomas J. Schmidt YOB: 1963	Trustee	Since 2018	Principal, Tom Schmidt & Associates Consulting, LLC (2015-Present); Vice President of the Mutual Fund and Alternative Investment Full Service Transfer Agent (1986-2014).	Eleven	None
Interested Trustee*
Randall K. Linscott YOB: 1971	President	Since 2013	Chief Executive Officer, M3Sixty Administration, LLC (2013 – present); Chief Operating Officer, M3Sixty Administration, LLC (2011–2013); Division Vice President, Boston Financial Data Services, (2005–2011).	Eleven	N/A

* The Interested Trustee is an Interested Trustee because he is an officer and employee of the Administrator.

Stringer Funds	ANNUAL REPORT

ADDITIONAL INFORMATION

February 28, 2019

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)(continued)

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
Andras P. Teleki YOB: 1971	Chief Compliance Officer and Secretary	Since 2015	Chief Legal Officer, M3Sixty Administration, LLC, M3Sixty Holdings, LLC, Matrix 360 Distributors, LLC and M3Sixty Advisors, LLC (2015–present); Chief Compliance Officer and Secretary, M3Sixty Funds Trust (2016–present); Chief Compliance Officer and Secretary, WP Trust (2016- present); Secretary and Assistant Treasurer, Capital Management Investment Trust (2015–present); Partner, K&L Gates, (2009–2015).	N/A	N/A
Brandon J. Byrd YOB: 1981	Assistant Secretary and Anti-Money Laundering Officer Vice President	Since 2013 Since 2018	Chief Operating Officer, M3Sixty Administration, LLC (2013-present); Anti-Money Laundering Compliance Officer, Monteagle Funds (2015-2016); Division Manager - Client Service Officer, Boston Financial Data Services (mutual find service provider) (2010-2012).	N/A	N/A
Larry E. Beaver, Jr.** YOB: 1969	Assistant Treasurer	Since 2017	Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017- present); Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005-2017). Chief Accounting Officer, Amidex Funds, Inc. (2003-present); Treasurer and Assistant Secretary, Capital Management Investment Trust (2008-2017). Treasurer, 360 Funds (2007-2017); Treasurer, M3Sixty Funds Trust (2015-2017); Treasurer, WP Trust (2015-2017); Treasurer and Chief Financial Officer, Monteagle Funds (2008-2016).	N/A	N/A
John H. Lively YOB: 1969	Assistant Secretary	Since 2017	Attorney, Practus, LLP (law firm) (May 2018-present); Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm) (2010-May 2018).	N/A	N/A
Ted L. Akins YOB: 1974	Assistant Secretary	Since 2018	Vice President of Operations, M3Sixty Administration, LLC (2012-present).	N/A	N/A

** Justin J. Thompson resigned as Treasurer effective December 28, 2018. Larry E. Beaver, Jr. was assigned as Interim Treasurer until a new Treasurer is appointed by the Board.

Stringer Funds	ANNUAL REPORT

ADDITIONAL INFORMATION

February 28, 2019

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)(continued)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $1,500 each year plus $200 per Board or committee meeting attended from each Fund. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings. The Trust reimburses each Trustee and officer for their travel and other expenses relating to attendance at such meetings.

Name of Trustee[1]	Aggregate Compensation From each Stringer Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Stringer Funds Paid to Trustees[2]
Independent Trustees

Arthur Q. Falk	$2,300	None	None	$4,600

Thomas Krausz [3]	$1,150	None	None	$2,300

Tom M. Wirtshafter	$2,300	None	None	$4,600

Gary DiCenzo	$2,300	None	None	$4,600

Steven D. Poppen [4]	$1,150	None	None	$2,300

Thomas J. Schmidt [4]	$1,150	None	None	$2,300

Interested Trustees

Randall K. Linscott	None	Not Applicable	Not Applicable	None

1 Each of the Trustees serves as a Trustee to the eleven series of the Trust.

2 Figures are for the year ended February 28, 2019.

3 Resigned as Independent Trustee effective July 13, 2018.

4 Appointed as an Independent Trustee on September 21, 2018.

Stringer Funds	ANNUAL REPORT

February 28, 2019

Information About Your Funds’ Expenses - (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, such as the sales charge (load) imposed on certain subscriptions and the contingent deferred sales charge (“CDSC”) imposed on certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectuses.

Expenses and Value of a $1,000 Investment for the period from 09/01/18 through 02/28/19

Growth Fund:	Beginning Account Value (09/01/2018)	Annualized Expense Ratio for the Period	Ending Account Value (02/28/2019)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Class A (-5.48%)	$1,000.00	1.30%	$945.22	$6.27
Class C (-5.83%)	$1,000.00	2.05%	$941.70	$9.87
Institutional Class (-5.34%)	$1,000.00	1.05%	$946.56	$5.07
Hypothetical 5% Fund Return
Class A	$1,000.00	1.30%	$1,018.30	$6.51
Class C	$1,000.00	2.05%	$1,014.60	$10.24
Institutional Class	$1,000.00	1.05%	$1,019.60	$5.26

(a)	Expenses are equal to the Growth Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Moderate Growth Fund:	Beginning Account Value (09/01/2018)	Annualized Expense Ratio for the Period	Ending Account Value (02/28/2019)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Class A (-3.92%)	$1,000.00	1.30%	$960.78	$6.32
Class C (-4.29%)	$1,000.00	2.05%	$957.09	$9.95
Institutional Class (-3.77%)	$1,000.00	1.05%	$962.27	$5.11

Stringer Funds	ANNUAL REPORT

February 28, 2019

Information About Your Funds’ Expenses - (Unaudited)(continued)

Moderate Growth Fund:	Beginning Account Value (09/01/2018)	Annualized Expense Ratio for the Period	Ending Account Value (02/28/2019)	Expenses Paid During Period (a)
Hypothetical 5% Fund Return
Class A	$1,000.00	1.30%	$1,018.30	$6.51
Class C	$1,000.00	2.05%	$1,014.60	$10.24
Institutional Class	$1,000.00	1.05%	$1,019.60	$5.26

(a)	Expenses are equal to the Moderate Growth Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the current Funds’ prospectuses dated June 28, 2018 for the Funds were as follows:
Stringer Growth Fund Class A, gross of fee waivers or expense reimbursements	1.90%
Stringer Growth Fund Class A, after waiver and reimbursement*	1.57%
Stringer Growth Fund Class C, gross of fee waivers or expense reimbursements	2.65%
Stringer Growth Fund Class C, after waiver and reimbursement*	2.32%
Stringer Growth Fund Institutional Class, gross of fee waivers or expense reimbursements	1.65%
Stringer Growth Fund Institutional Class, after waiver and reimbursement*	1.32%
Stringer Moderate Growth Fund Class A, gross of fee waivers or expense reimbursements	3.12%
Stringer Moderate Growth Fund Class A, after waiver and reimbursement*	1.55%
Stringer Moderate Growth Fund Class C, gross of fee waivers or expense reimbursements	3.87%
Stringer Moderate Growth Fund Class C, after waiver and reimbursement*	2.30%
Stringer Moderate Growth Fund Institutional Class, gross of fee waivers or expense reimbursements	2.87%
Stringer Moderate Growth Fund Institutional Class, after waiver and reimbursement*	1.30%

* Stringer Asset Management, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds’ annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, shareholder services fees, extraordinary expenses, interest and dividend expenses in connection with securities sold short, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.05% for the Growth Fund and 1.05% for the Moderate Growth Fund through at least June 30, 2019. Subject to approval by the Funds’ Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Funds within the three fiscal years following the year in which such waiver occurred, if the Funds are able to make the payment without exceeding the 1.05% expense limitations. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval. Total Gross Operating Expenses (Annualized) during the year ended February 28, 2019 were 1.70%, 2.45% and 1.45% for the Growth Fund Class A, Growth Fund Class C and Growth Fund Institutional Class shares, respectively. Total Gross Operating Expenses (Annualized) during the year ended February 28, 2019 were 3.05%, 3.80% and 2.80% for the Moderate Growth Fund Class A, Moderate Growth Fund Class C and Moderate Growth Fund Institutional Class shares, respectively. Please see the Information About Your Funds’ Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for gross and net expense related disclosures during the year ended February 28, 2019.

Approval of the Investment Advisory Agreement Renewal for the Stringer Growth Fund and the Stringer Moderate Growth Fund (Unaudited)

At a meeting held on January 24, 2019, the Board of Trustees (the “Board”) considered the approval of the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Stringer Asset Management, LLC (the “Adviser”) in regard to the Stringer Growth Fund (the “Growth Fund”) and the Stringer Moderate Growth Fund (the “Moderate Growth Fund,” together with the Growth Fund, the “Stringer Funds”).

Legal counsel (“Counsel”) reviewed with the Board a memorandum that it received from Counsel and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreement between the Trust and the Adviser with respect to the Stringer Funds. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Stringer Funds; (iii) the costs of the services provided and profits realized by the Adviser from the relationship with the Stringer Funds; (iv) the extent to which economies of scale would be realized if the Stringer Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Stringer Funds’ investors; and (v) the Adviser’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s presentation earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support provided to the Stringer Funds and its shareholders by the Adviser; (ii) quarterly assessments of the investment performance of the Stringer Funds from the Adviser; (iii) periodic commentary on the reasons for the performance; (iv) presentations by Stringer Funds’ management addressing the Adviser’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Stringer Funds and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser; and (vii) a memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the Stringer Funds, information on investment advice, performance, summaries of Stringer Funds’ expenses, compliance program, current legal matters and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Stringer Funds; and (iii)  benefits to be realized by the Adviser from its relationship with the Stringer Funds. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

(1)	The nature, extent and quality of the services provided by the Adviser.

In this regard, the Board considered the responsibilities the Adviser has under the Advisory Agreement with respect to each of the Stringer Funds. The Board reviewed the services provided by the Adviser to the Stringer Funds including, without limitation: its processes for formulating investment recommendations and assuring compliance with the Stringer Funds’ investment objectives and limitations; its coordination of services for the Stringer Funds among the Stringer Funds’ service providers; and its efforts to promote the Stringer Funds, grow assets and assist in the distribution of Stringer Funds’ shares. The Board considered: the Adviser’s staffing, personnel and methods of operating; the education and experience of the Adviser’s personnel; and the Adviser’s compliance program, policies and procedures. After reviewing the foregoing and further information from the Adviser, the Board concluded that the nature, extent and quality of the services provided by the Adviser was satisfactory and adequate for the Stringer Funds.

Approval of the Investment Advisory Agreement Renewal for the Stringer Growth Fund and the Stringer Moderate Growth Fund (Unaudited) (continued)

(2)	Investment Performance of the Stringer Funds and the Adviser.

In considering the investment performance of the Stringer Funds and the Adviser, the Trustees compared the short- and long-term performance of each Stringer Fund with the performance of its benchmark index, or indices, as applicable, comparable funds with similar objectives and size managed by other investment advisers, and comparable peer group indices (e.g., Morningstar category averages). The Trustees also considered the consistency of the Adviser’s management of each Stringer Fund with its investment objective and policies. With regard to the Growth Fund, the Board noted that the Growth Fund had underperformed its peer group median for the one, three and five-year periods ended September 30, 2018, although its performance was within the range of performance of the funds in the peer group. The Board noted that in comparison to its benchmark, the MSCI AC World Net Total Return Index, the Growth Fund had underperformed that index for all periods ended November 30, 2018. With regard to the Moderate Growth Fund, the Board noted that the Moderate Growth Fund had underperformed its peer group median for the one and three-year periods ended September 30, 2018, although its performance was well within the range of performance of the funds in the peer group. The Board noted that in comparison to its customized MSCI AC World Net Total Return/Barclays US Aggregate Bond 65/35 Index Blend, the Moderate Growth Fund had underperformed for all periods ended November 30, 2018. The Trustees noted the Adviser’s representation that both Stringer Funds performed in-line with the Adviser’s expectations by appreciating at a similar rate to their benchmarks, while exhibiting significantly less volatility risk. The Trustees also considered the performance of the Stringer Funds relative to performance of the composites representing separate accounts managed by the Adviser having substantially similar strategies as the respective Stringer Funds. The Trustees noted that the performance of the Stringer Funds and the separate accounts has been similar and considered the Adviser’s expressed belief that the outperformance by the separate accounts is largely a result of the higher expenses associated with the management and distribution of the Stringer Funds, as well as the impact of being forced to buy or sell at inopportune times resulting from inflows and outflows. Based on the foregoing, the Board concluded that the investment performance information presented for the Stringer Funds was satisfactory.

(3)	The costs of the services provided and profits realized by the Adviser from the relationship with the Stringer Funds.

In considering the costs of the services provided and profits realized by the Adviser from the relationship with the Stringer Funds, the Trustees considered: the Adviser’s staffing, personnel and methods of operating; the financial condition of the Adviser and its level of commitment to the Funds; the asset levels of the Stringer Funds; and the overall expenses of the Stringer Funds. The Trustees considered the financial statements of the Adviser and the financial stability and productivity of the firm. The Trustees considered the fees and expenses of the Growth Fund (including the management fee) relative to its peer group as of December 17, 2018. The Trustees noted that the management fee for the Growth Fund was above the peer group median and mean and towards the higher end of the category, but it was within the range for the category that was considered. The Trustees next considered the fees and expenses of the Moderate Growth Fund (including the management fee) relative to its peer group median as of December 17, 2018. Similarly, the Trustees noted that the management fee for the Moderate Growth Fund was above the peer group median and mean and towards the higher end of the category, but it was well within the range for the category that was considered. It was noted that with regard to each of the Stringer Funds, the Adviser has entered into an expense limitation agreement pursuant to which the Adviser has agreed to waive or reduce its fees and to assume other expenses of each Stringer Fund, if necessary, to limit each Fund’s annual operating expenses (with industry-standard exceptions) to not more than 1.05% through June 30, 2019. The Trustees also considered the fees assessed to the Adviser’s clients with separate accounts that were managed by the Adviser with strategies similar to the Stringer Funds and observed that the fees for such clients were generally lower than those assessed to the Stringer Funds – in this regard, the Trustees considered the Adviser’s representation that the Stringer Funds’ fees are higher, in general, due to the administrative and compliance burdens associated with the management of mutual funds. The Board also noted that the Adviser is realizing a reasonable profit with respect to its management of the Funds. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Adviser by each of the Stringer Funds was fair and reasonable.

Approval of the Investment Advisory Agreement Renewal for the Stringer Growth Fund and the Stringer Moderate Growth Fund (Unaudited) (continued)

(4)	The extent to which economies of scale would be realized if the Stringer Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Stringer Funds’ investors.

In this regard, the Board considered the Stringer Funds’ fee arrangements with the Adviser. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the Stringer Funds would benefit from the expense limitation arrangement for each of the Stringer Funds. The Trustees noted that while a breakpoint schedule in an advisory agreement would be beneficial, such a feature only had benefits if the particular fund’s assets were sufficient to realize the effect of the breakpoint. The Trustees noted that lower expenses for the Stringer Funds’ shareholders are realized immediately with the expense limitation arrangements with the Adviser. The Trustees noted that the Stringer Funds’ assets were at such levels that the expense limitation arrangements were providing benefits to the Stringer Funds’ shareholders currently. The Trustees also noted that the Stringer Funds would benefit from economies of scale under its agreements with some of its service providers other than the Adviser as fees that were in place with those other service providers were either fixed or essentially semi-fixed, and the Board considered the Adviser’s efforts to work with M3Sixty to secure such arrangements for the Stringer Funds. Following further discussion of the Stringer Funds’ asset levels, expectations for growth and levels of fees, the Board determined that the Stringer Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the expense limitation arrangement provided savings and protection for the benefit of the Stringer Funds’ investors.

(5)	Possible conflicts of interest and benefits derived by the Adviser.

In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as: the experience and ability of the advisory and compliance personnel assigned to the Stringer Funds; the fact that the Adviser does not utilize soft dollars; the basis of decisions to buy or sell securities for the Stringer Funds; and the substance and administration of the Adviser’s code of ethics. Based on the foregoing, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. It was noted that the Adviser indicated that the ability to place investors in the Stringer Funds who did not meet the Adviser’s minimum separate account size was an indirect benefit to the Adviser.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement with respect to the Stringer Funds was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement with respect to the Stringer Funds.

360 FUNDS

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Stringer Asset Management, LLC

5050 Poplar Avenue

Suite 1103

Memphis, TN 38157

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

3rd Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Practus, LLP

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.
(d)	The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that Tom M. Wirtshafter serves on its audit committee as the “audit committee financial expert” as defined in Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $22,000 with respect to the registrant’s fiscal year ended February 28, 2019 and $20,000 with respect to the registrant’s fiscal year ended February 28, 2018. The February 28, 2019 fees were paid to BBD, LLP. The February 28, 2018 fees were paid to Sanville and Co.

(b)	Audit-Related Fees. There were no fees billed during the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4 of Form N-CSR.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $4,000 with respect to the registrant’s fiscal year ended February 28, 2019 and $4,000 with respect to the registrant’s fiscal year ended February 28, 2018. The services comprising these fees were the preparation of the registrant’s federal income and excise tax returns. The February 28, 2019 fees were paid to BBD, LLP. The February 28, 2018 fees were paid to Sanville and Co.

(d)

All Other Fees. The aggregate fees billed in last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item 4 of Form N-CSR were $0 for the fiscal year ended February 28, 2019 and $0 for the fiscal year ended February 28, 2018.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item 4 of Form N-CSR that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the last two fiscal years ended February 28, 2019 and February 28, 2018 are disclosed in paragraphs (b) through (c) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser during the last two fiscal years.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULES OF INVESTMENTS

Included in the Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant. The Stringer Funds are open-end management investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant. The Stringer Funds are open-end management investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant. The Stringer Funds are open-end management investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant. The Stringer Funds are open-end management investment companies.

ITEM 13.	EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(4)	Letter from the Stringer Funds’ former accountant pursuant to Item 304(a)(3) of Regulation S-K is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Fund

By: Randy Linscott	/s/ Randy Linscott
Principal Executive Officer
Date: May 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Randy Linscott	/s/ Randy Linscott
Principal Executive Officer
Date: May 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Assistant Treasurer and Acting Principal Financial Officer
Date: May 8, 2019